Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Computation of Weighted Average Number of Common Shares Outstanding for Basic and Diluted Earnings Per Share

The weighted average number of common shares outstanding for earnings per share computations was as follows:

	2019	2018	2017
Weighted average common shares	2,980,602	2,980,602	2,980,602
Average treasury shares	(238,306)	(238,360)	(238,360)
Total weighted average common shares outstanding basic and diluted	2,742,296	2,742,242	2,742,242